Provisions for discounts, rebates and sales returns - Summary of Movement in Provisions for Discounts, Rebates and Sales Returns (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	€ 5,899	€ 6,039	€ 5,218
Changes in scope of consolidation		2
Provision related to current period sales	22,141	19,714	20,314
Net change in provision related to prior period sales	(315)	(242)	(201)
Payments made	(21,699)	(19,461)	(19,174)
Currency translation differences	464	(153)	(118)
Provisions for discounts, rebates and sales returns, ending balance	6,490	5,899	6,039
Government and State Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	2,596	2,507	2,178
Changes in scope of consolidation		3
Provision related to current period sales	6,744	5,855	5,970
Net change in provision related to prior period sales	(120)	(136)	(54)
Payments made	(6,824)	(5,561)	(5,552)
Currency translation differences	207	(72)	(35)
Provisions for discounts, rebates and sales returns, ending balance	2,603	2,596	2,507
Managed care and GPO Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	931	908	726
Changes in scope of consolidation		0
Provision related to current period sales	3,246	3,037	2,752
Net change in provision related to prior period sales	(47)	(3)	0
Payments made	(3,208)	(2,979)	(2,556)
Currency translation differences	99	(32)	(14)
Provisions for discounts, rebates and sales returns, ending balance	1,021	931	908
Chargeback incentives
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	303	333	312
Changes in scope of consolidation		0
Provision related to current period sales	4,147	3,813	4,633
Net change in provision related to prior period sales	(21)	(4)	0
Payments made	(4,093)	(3,828)	(4,604)
Currency translation differences	26	(11)	(8)
Provisions for discounts, rebates and sales returns, ending balance	362	303	333
Rebates and discounts
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	1,425	1,557	1,330
Changes in scope of consolidation		(2)
Provision related to current period sales	7,244	6,330	6,221
Net change in provision related to prior period sales	(138)	(152)	(113)
Payments made	(6,809)	(6,291)	(5,838)
Currency translation differences	83	(17)	(43)
Provisions for discounts, rebates and sales returns, ending balance	1,805	1,425	1,557
Sales returns
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	610	688	621
Changes in scope of consolidation		1
Provision related to current period sales	578	582	628
Net change in provision related to prior period sales	(8)	56	(34)
Payments made	(599)	(697)	(512)
Currency translation differences	48	(20)	(15)
Provisions for discounts, rebates and sales returns, ending balance	629	610	688
Other deductions
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	34	46	51
Changes in scope of consolidation		0
Provision related to current period sales	182	97	110
Net change in provision related to prior period sales	19	(3)	0
Payments made	(166)	(105)	(112)
Currency translation differences	1	(1)	(3)
Provisions for discounts, rebates and sales returns, ending balance	70	34	46
US
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	4,057	3,982
Provisions for discounts, rebates and sales returns, ending balance	4,270	4,057	3,982
US | Managed care
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	896	692
Provisions for discounts, rebates and sales returns, ending balance	934	896	692
Medicaid | US | Government and State Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	1,244	1,015
Provisions for discounts, rebates and sales returns, ending balance	1,307	1,244	1,015
Medicare | US | Government and State Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	941	726
Provisions for discounts, rebates and sales returns, ending balance	€ 775	€ 941	€ 726